Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2020
Intangible Assets And Goodwill [Abstract]
Summary of Changes In Carrying Amount of Goodwill

Following is a summary of changes in the carrying amount of goodwill:

	(Dollars in millions)
	As of
	March 31, 2020	March 31, 2019
Carrying value at the beginning	512	339
Goodwill on Wongdoody acquisition (Refer to note 2.10)	-	25
Goodwill on Fluido acquisition (Refer to note 2.10)	-	32
Goodwill on HIPUS acquisition (Refer to note 2.10)	16	-
Goodwill on Stater acquisition (Refer to note 2.10)	57	-
Goodwill on Simplus acquisition (Refer to note 2.10)	130	-
Goodwill reclassified (to)/from assets held for sale, net of reduction (Refer note no 2.10)	-	138
Translation differences	(16)	(22)
Carrying value at the end	699	512

Summary of Allocation of Goodwill to Operating Segments

The following table presents the allocation of goodwill to operating segments as at March 31, 2020 and March 31, 2019:

(Dollars in millions)
	As of
Segments	March 31, 2020	March 31, 2019
Financial services	167	108
Retail	66	63
Communication	62	56
Energy, utilities, Resources and Services	117	54
Manufacturing	50	34
	462	315
Operating segments without significant goodwill	102	61
Total	564	376

Summary of Key Assumptions Used for the Calculations	The key assumptions used for the calculations are as follows:
(in %)
As of
	March 31, 2020	March 31, 2019
Long term growth rate	7-10	8-10
Operating margins	17-20	17-20
Discount rate	11.9	12.5

Summary of Changes In Carrying Amount of Acquired Intangible Assets

Following are the changes in the carrying value of acquired intangible assets for fiscal 2020:

				(Dollars in millions)
	Customer related	Software related	Land use rights related	Marketing related	Others*	Total
Gross carrying value as of April 1, 2019	136	64	10	14	12	236
Additions during the period	—	13	—	—	—	13
Acquisition through business combination (Refer note no. 2.10)	116	16	—	18	43	193
Reclassified on account of adoption of IFRS 16	—	—	(10)	—	—	(10)
Translation differences	(4)	(1)	—	—	(1)	(6)
Gross carrying value as of March 31, 2020	248	92	—	32	54	426
Accumulated amortization as of April 1, 2019	(81)	(44)	(1)	(6)	(4)	(136)
Amortization expense	(21)	(15)	—	(3)	(4)	(43)
Reclassified on account of adoption of IFRS 16	—	—	1	—	—	1
Translation differences	2	—	—	—	1	3
Accumulated amortization as of March 31, 2020	(100)	(59)	—	(9)	(7)	(175)
Carrying value as of March 31, 2020	148	33	—	23	47	251
Carrying value as of April 1, 2019	55	20	9	8	8	100
Estimated Useful Life (in years)	1-15	3-10	—	5-10	3-5
Estimated Remaining Useful Life (in years)	0-14	0-9	—	1-10	1-5

*	Majorly includes intangibles related to Salesforce relationships

Following are the changes in the carrying value of acquired intangible assets for fiscal 2019:

				(Dollars in millions)
	Customer related	Software related	Land use rights related	Marketing related	Others*	Total
Gross carrying value as of April 1, 2018	68	3	11	4	4	90
Additions during the period	—	1	—	—	—	1
Acquisition through business combination (Refer note no. 2.10)	47	—	—	5	9	61
Reclassified under assets held for sale (Refer note no. 2.10)	24	60	—	6	—	90
Translation differences	(3)	—	(1)	(1)	(1)	(6)
Gross carrying value as of March 31, 2019	136	64	10	14	12	236
Accumulated amortization as of April 1, 2018	(44)	(3)	(1)	(2)	(2)	(52)
Amortization expense	(16)	(13)	—	(1)	(2)	(32)
Reduction in value (Refer note no. 2.10)	(13)	—	—	—	—	(13)
Reclassified under assets held for sale (Refer note no. 2.10)	(9)	(28)	—	(3)	—	(40)
Translation differences	1	—	—	—	—	1
Accumulated amortization as of March 31, 2019	(81)	(44)	(1)	(6)	(4)	(136)
Carrying value as of March 31, 2019	55	20	9	8	8	100
Carrying value as of April 1, 2018	24	—	10	2	2	38
Estimated Useful Life (in years)	1-10	3-8	50	5-10	3-5
Estimated Remaining Useful Life (in years)	0-7	1	42	2-8	2-3

*	Majorly includes intangibles related to Salesforce relationships

Following are the changes in the carrying value of acquired intangible assets for fiscal 2018:

					(Dollars in millions)
	Customer related	Software related	Sub- contracting right related	Land use rights related	Marketing related	Others	Total
Gross carrying value as of April 1, 2017	116	62	3	10	14	10	215
Addition through business combination (refer note no. 2.10)	2	—	—	—	—	—	2
Deletion/ retirals	(27)	—	(3)	—	(4)	(5)	(39)
Reclassified under assets held for sale (Refer note no. 2.10)	(24)	(60)	—	—	(6)	—	(90)
Translation differences	1	1	—	1	—	(1)	2
Gross carrying value as of March 31, 2018	68	3	—	11	4	4	90
Accumulated amortization as of April 1, 2017	(59)	(19)	(3)	(1)	(7)	(6)	(95)
Amortization expense	(20)	(12)	—	—	(2)	(1)	(35)
Deletion/ retirals	27	—	3	—	4	5	39
Reclassified under assets held for sale (Refer note no. 2.10)	9	28	—	—	3	—	40
Translation differences	(1)	—	—	—	—	—	(1)
Accumulated amortization as of March 31, 2018	(44)	(3)	—	(1)	(2)	(2)	(52)
Carrying value as of March 31, 2018	24	—	—	10	2	2	38
Carrying value as of April 1, 2017	57	43	—	9	7	4	120
Estimated Useful Life (in years)	2-10	—	—	50	5	5
Estimated Remaining Useful Life (in years)	1-5	—	—	43	3	3